Segments - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting Information [Line Items]
Net sales		$ 1,094.1	$ 1,126.6	$ 0.0	$ 2,083.3	$ 2,174.0	$ 4,361.7	$ 3,951.1
Equity in earnings in unconsolidated affiliates		0.4	0.2		0.8	0.8	(1.4)	2.1
Adjusted EBITDA		255.5	221.1	0.0	437.5	407.8	840.5	699.0
Investment in unconsolidated affiliates		12.5	16.3		12.5	16.3	14.3	15.8
Successor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		638.8	665.0		1,196.0	1,281.1	2,585.0	2,325.3
Equity in earnings in unconsolidated affiliates		0.2	0.2		0.3	0.5	(1.2)	1.8
Adjusted EBITDA		162.1	136.7		269.2	261.2	547.6	500.2
Investment in unconsolidated affiliates		5.7	8.3		5.7	8.3	7.2	7.7
Successor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales		455.3	461.6		887.3	892.9	1,776.7	1,625.8
Equity in earnings in unconsolidated affiliates		0.2	0.0		0.5	0.3	(0.2)	0.3
Adjusted EBITDA		93.4	84.4		168.3	146.6	292.9	198.8
Investment in unconsolidated affiliates		$ 6.8	$ 8.0		$ 6.8	$ 8.0	$ 7.1	$ 8.1
Predecessor [Member]
Segment Reporting Information [Line Items]
Net sales	$ 326.2								$ 4,219.4
Equity in earnings in unconsolidated affiliates	(0.3)								0.6
Adjusted EBITDA	32.7								577.6
Investment in unconsolidated affiliates	8.7			7.9					7.9
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting Information [Line Items]
Net sales	186.8								2,479.5
Equity in earnings in unconsolidated affiliates	0.0								0.0
Adjusted EBITDA	15.0								426.0
Investment in unconsolidated affiliates	2.0			0.8					0.8
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting Information [Line Items]
Net sales	139.4								1,739.9
Equity in earnings in unconsolidated affiliates	(0.3)								0.6
Adjusted EBITDA	17.7								151.6
Investment in unconsolidated affiliates	$ 6.7			$ 7.1					$ 7.1